Expense Example - FidelityAdvisorFreedomFunds-AMCIZComboPRO - FidelityAdvisorFreedomFunds-AMCIZComboPRO - Fidelity Advisor Freedom 2025 Fund	May 30, 2024 USD ($)
Fidelity Advisor Freedom 2025 Fund - Class A
Expense Example:
1 year	$ 658
3 years	834
5 years	1,024
10 years	1,575
Fidelity Advisor Freedom 2025 Fund - Class C
Expense Example:
1 year	264
3 years	508
5 years	876
10 years	1,710
Fidelity Advisor Freedom 2025 Fund - Class M
Expense Example:
1 year	459
3 years	691
5 years	940
10 years	1,654
Fidelity Advisor Freedom 2025 Fund - Class I
Expense Example:
1 year	62
3 years	195
5 years	340
10 years	762
Fidelity Advisor Freedom 2025 Fund - Class Z
Expense Example:
1 year	54
3 years	170
5 years	296
10 years	$ 665